UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund:  BlackRock Long-Horizon Equity Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 2.5%
MercadoLibre, Inc. (a)	98,052	$12,152,565
China — 2.0%
Baidu, Inc.- ADR (b)	44,870	9,778,070
Denmark — 3.5%
Genmab A/S (b)	87,362	5,853,873
Novo Nordisk A/S, Class B	259,945	11,585,923

		17,439,796
France — 4.1%
AXA SA	868,349	20,312,369
Germany — 3.6%
Porsche Automobil Holding SE, Preference Shares	215,588	18,066,859
Greece — 0.2%
OPAP SA	111,080	938,750
Hong Kong — 3.5%
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	3,106,585	217,461
Sands China Ltd.	3,554,800	17,305,997

		17,523,458
India — 4.0%
HDFC Bank Ltd.	1,044,537	19,942,280
Iran — 0.5%
Smurfit Kappa Group PLC	100,000	2,458,530
Japan — 1.1%
Kyowa Hakko Kirin Co. Ltd.	488,000	5,557,103
Netherlands — 11.6%
Delta Lloyd NV	920,196	17,385,891
ING Groep NV CVA (b)	1,297,838	16,135,243
Royal Dutch Shell PLC, A Shares	777,915	23,707,397

		57,228,531
South Korea — 5.0%
Samsung Electronics Co. Ltd., Preference Shares	25,470	24,791,096
Switzerland — 2.3%
Cie Financiere Richemont SA, Registered Shares	138,063	11,470,011
United Kingdom — 10.3%
AstraZeneca PLC	338,438	24,091,832
Delta Topco Ltd. (g)	1,559,597	881,640
Imperial Tobacco Group PLC	551,775	25,916,306

		50,889,778
United States — 39.8%
Actavis PLC (b)	89,771	23,927,562
Common Stocks	Shares	Value
United States (concluded)
AMETEK, Inc.	355,385	$17,022,942
AutoZone, Inc. (b)	41,743	24,918,901
Cerner Corp. (b)	293,157	19,450,967
Citigroup, Inc.	447,264	20,999,045
Comcast Corp., Class A	306,274	16,276,932
Google, Inc., Class C (b)	47,918	25,613,130
H&R Block, Inc.	183,115	6,277,182
JPMorgan Chase & Co.	355,666	19,341,117
Newell Rubbermaid, Inc.	632,021	23,302,614

		197,130,392
Total Common Stocks — 94.0%		465,679,588

Corporate Bonds	Par (000)
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/49 (b)(c)(d)	USD 1,000	10,000
United Kingdom — 0.3%
Delta Topco Ltd., 10.00%, 11/24/60 (e)(f)(g)	1,439	1,446,257
Total Corporate Bonds — 0.3%		1,456,257

Preferred Stock	Shares
United States — 1.4%
Proteus Digital Health, 0.00% (g)	532,725	7,000,007
Total Long-Term Investments (Cost — $426,925,674) — 95.7%		474,135,852

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (h)(i)	13,184,749	13,184,749

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.00% (h)(i)(j)	USD 2,713	2,712,730
Total Short-Term Securities (Cost — $15,897,479) — 3.2%		15,897,479

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $442,823,153*) — 98.9%	$490,033,331
Other Assets Less Liabilities — 1.1%	5,287,590

Net Assets — 100.0%	$495,320,921

* As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$442,946,447

Gross unrealized appreciation	$61,481,157
Gross unrealized depreciation	(14,394,273)

Net unrealized appreciation	$47,086,884

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $9,327,904 and an original cost of $9,293,143 which was 1.9% of its net assets.

(h)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2014	Net Activity	Shares/Beneficial Interest Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,826,796	(5,642,047)	13,184,749	$2,406
BlackRock Liquidity Series, LLC, Money Market Series	$14,123,480	(11,410,750)	$2,712,730	$842

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
USD	U.S. Dollar

2	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$12,152,565	—	—	$12,152,565
China	9,778,070	—	—	9,778,070
Denmark	—	$17,439,796	—	17,439,796
France	—	20,312,369	—	20,312,369
Germany	—	18,066,859	—	18,066,859
Greece	—	938,750	—	938,750
Hong Kong	—	17,523,458	—	17,523,458
India	—	19,942,280	—	19,942,280
Iran	—	2,458,530	—	2,458,530
Japan	—	5,557,103	—	5,557,103
Netherlands	—	57,228,531	—	57,228,531
South Korea	—	24,791,096	—	24,791,096
Switzerland	—	11,470,011	—	11,470,011
United Kingdom	—	50,008,138	$881,640	50,889,778
United States	197,130,392	—	—	197,130,392
Corporate Bonds	—	—	1,456,257	1,456,257
Preferred Stocks	—	—	7,000,007	7,000,007
Short-Term Securities:
Money Market Funds	13,184,749	2,712,730	—	15,897,479

Total	$232,245,776	$248,449,651	$9,337,904	$490,033,331

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$3,748,367	—	—	$3,748,367
Liabilities:
Collateral on securities loaned at value	—	$(2,712,730)	—	(2,712,730)

Total	$3,748,367	$(2,712,730)	—	$1,035,637

During the period ended January 31. 2015, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Preferred Stock	Total
Assets:
Opening Balance, as of October 31, 2014	$913,924	$1,323,006	$7,000,007	$9,236,937
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	(1,181,753)	—	(1,181,753)
Net change in unrealized appreciation/depreciation[1]	(32,284)	1,184,214	—	1,151,930
Purchases	—	130,790	—	130,790
Sales	—	—	—	—

Closing Balance, as of January 31, 2015	$881,640	$1,456,257	$7,000,007	$9,337,904

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015[1]	$(32,284)	$1,184,214	—	$1,151,930

[1]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at January 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of January 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $10,000.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$881,640	Market Comparable Companies	Run Rate EBITDA Multiple[2]	21.50x
Corporate Bonds	1,446,257	Market Comparable Companies	Run Rate EBITDA Multiple[2]	21.50x
Preferred Stocks	7,000,007	Cost[1]	N/A	—

Total	$9,327,904

[1]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted

4	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2015

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: March 25, 2015